Investment Objectives and Goals - YieldMax® Bitcoin Performance & Distribution Target 25™ ETF	Oct. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Bitcoin Performance & Distribution Target 25™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek indirect exposure to the share price of select exchange-traded products that seek exposure to bitcoin, which is generally subject to a limit on potential investment gains.